SUPPLEMENT TO THE

PROSPECTUSES AND STATEMENT OF ADDITIONAL INFORMATION

OF

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

I.             Wells Fargo Advantage Capital Growth Fund ("Capital Growth Fund") and Wells Fargo Advantage Endeavor Select Fund ("Endeavor Select Fund" and together with the Capital Growth Fund, the "Funds")

Effective immediately, Michael T. Smith, CFA is added as Portfolio Manager of the Capital Growth Fund. Mr. Smith's biographical description is already included among the Portfolio Manager biographies listed for Wells Capital Management Incorporated ("Wells Capital") and is amended to include a reference to the Capital Growth Fund.

Also effective immediately, all references to Michael Harris in the Funds' prospectuses and Statement of Additional Information are removed.

II.            Wells Fargo Advantage Discovery Fund ("Discovery Fund") and Wells Fargo Advantage Enterprise Fund ("Enterprise Fund" and together with the Discovery Fund, the "Funds")

Effective immediately, Chris Warner, CFA is added as Portfolio Manager of the Funds. Mr. Warner's biographical description is included among the Portfolio Manager biographies listed for Wells Capital Management Incorporated ("Wells Capital") as follows:

“Mr. Warner joined Wells Capital in 2007, where he currently serves as a Portfolio Manager. Prior to joining Wells Capital, Mr. Warner worked as an equity research associate at Citigroup Inc.”

                The Management of Other Accountsand Beneficial Ownership in the Funds tables in the section entitled “Portfolio Managers” in the Funds’ Statement of Additional Information is amended to add the following information:

                Wells Capital Management Incorporated

Chris Warner, CFA[1]	Registered Investment Companies
	Number of Accounts	0
	Total Assets Managed	$0
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Pooled Investment Vehicles
	Number of Accounts	0
	Total Assets Managed	$0
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Accounts
	Number of Accounts	0
	Total Assets Managed	$0
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0

1 Mr. Warner became portfolio manager of the Fund on January 10, 2012. The information presented in this table is as of September 30, 2011, at which time he was not a manager of the Fund.

Portfolio Manager	Fund	Beneficial Ownership
Wells Capital Management
Chris Warner, CFA	Discovery Fund	$0
	Enterprise Fund	$0

January 10, 2012                                                                                                                                                                                LCIT012/P103SP2